[LETTERHEAD OF CHASE GLOBAL FUNDS
SERVICES COMPANY 73 TREMONT STREET,
BOSTON, MASSACHUSETTS 02108]

December 12, 2000
FILED VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:      Filing Desk

Re:             The Brinson Funds
                File Nos.  33-47287 and 811-6637
                Rule 497(j) Filing

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 33 to the Registration Statement of The Brinson Funds which became effective with the Securities and Exchange Commission on Thursday, December 7, 2000.

        Please direct any questions or comments relating to this certification to me at 617/5578826 or, in my absence, to Kathleen O'Neill at 617/557-8825.

                                                        Very truly yours,


                                                        /s/Lloyd Lipsett
                                                        Lloyd Lipsett
                                                        Vice President


cc:     Alanna Palmer
        Bruce Leto, Esq.

Kathleen
O'Neill